General (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Dec. 05, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
General [Line Items]
Gross proceeds of initial public offering		$ 5,615
Ordinary shares issues		1,857,143
Accumulated deficit		$ (58,394)		$ (55,794)
Net loss		$ (2,600)	$ (3,228)
IPO [Member]
General [Line Items]
Gross proceeds of initial public offering	$ 10,000
Ordinary shares issues	1,250,000
Initial Public offering price per share	$ 8
Ordinary Shares [Member] | IPO [Member]
General [Line Items]
Net proceeds	$ 8,048